UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2012

Check here if Amendment[_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    Pettyjohn Co

Address: 1925 Atherholt Road
         Lynchburg,VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:    John D. Doyle, Jr.

Title:   President

Phone:   434-845-1266

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/ John D. Doyle, Jr.     Lynchburg, VA    10/15/2012
_______________________
      [Signature]          [City, State]      [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      95

Form 13F Information Table Value Total: 146,008
                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           TITLE OF              VALUE   SHRS OR                 INVESTMENT VOTING  AUTHORITY
NAME OF ISSUER              CLASS      CUSIP   (X $1000) PM AMT  SH/PRN PUT/CALL DISCRETION  SOLE    SHARED   NONE
--------------             --------- --------- --------- ------- ------ -------- ---------- ------- --------- ----
Abbott Labs                 common   002824100   3,369    49,136                    Sole     49,136
Adobe Systems               common   00724F101     649    20,000                    Sole     20,000
Altria                      common   02209S103     292     8,739                    Sole      8,739
A T & T                     common   00206R102   1,358    36,013                    Sole     36,013
Apple                       common   037833100   1,114     1,670                    Sole      1,670
Bank of America             common   060505104     371    42,069                    Sole     42,069
BB&T                        common   054937107     670    20,209                    Sole     20,209
BBT Pfd D                  preferred 054937206     824    31,650                    Sole     31,650
Berkshire Hathaway Class B  common   084670108     880     9,975                    Sole      9,975
Boeing                      common   097023105     694     9,977                    Sole      9,977
Canadian Natl Railway       common   136375102     805     9,125                    Sole      9,125
Chevron Corp                common   166764100   2,786    23,900                    Sole     23,900
Cisco                       common   17275R102   1,025    53,688                    Sole     53,688
Coca-Cola                   common   191216100     470    12,393                    Sole     12,393
Comcast Corp                common   20030N101     567    15,850                    Sole     15,850
Conoco Phillips             common   20825C104   2,177    38,067                    Sole     38,067
Consolidated Edison         common   209115104     216     3,600                    Sole      3,600
Covidien PLC                common   G2554F113   1,295    21,800                    Sole     21,800
CSX                         common   126408103     282    13,603                    Sole     13,603
CVS/Caremark                common   126650100   2,287    47,235                    Sole     47,235
Deere & Co                  common   244199105   2,225    26,975                    Sole     26,975
Devon Energy                common   25179M103     572     9,450                    Sole      9,450
Dominion Resources          common   25746U109   2,793    52,764                    Sole     52,764
Duke Energy                 common   26441C204     848    13,081                    Sole     13,081
DuPont                      common   263534109   2,021    40,204                    Sole     40,204
EMC                         common   268648102     938    34,390                    Sole     34,390
Emerson                     common   291011104     220     4,551                    Sole      4,551
Enbridge                    common   29250N105     687    17,600                    Sole     17,600
Exxon- Mobil                common   30231G102   8,627    94,340                    Sole     94,340
Fedex Corp                  common   31428X106   1,472    17,401                    Sole     17,401
Ford Motor Co               common   345370860     491    49,837                    Sole     49,837
GE                          common   369604103   3,077   135,494                    Sole    135,494
General Mills               common   370334104   1,009    25,325                    Sole     25,325
Health Care REIT            common   42217K106     768    13,300                    Sole     13,300
Honeywell                   common   438516106   2,285    38,250                    Sole     38,250
Intel                       common   458140100     272    12,000                    Sole     12,000
International Bus. Mach.    common   459200101   5,883    28,360                    Sole     28,360
ishares Barclay Aggregat    common   464287226   5,049    44,899                    Sole     44,899
ishares Inv Gr Bond ETF     common   464287242   3,279    26,925                    Sole     26,925
ishares MSCI Emerging Ma    common   464287234     560    13,550                    Sole     13,550
ishares Dow Jns US Fincl    common   464287788   1,357    23,275                    Sole     23,275
ishares Healthcare Ind      common   464287762   1,095    12,950                    Sole     12,950
ishares High Div Dquity     common   46429B663   1,187    19,479                    Sole     19,479
ishares Int Govt Bond In    common   464288612     237     2,100                    Sole      2,100
ishares Lehman 1-3 yr Tr    common   464287457     444     5,250                    Sole      5,250
ishares Midcap 400 Index    common   464287507   1,909    19,350                    Sole     19,350
ishares Preferred Index    preferred 464288687   2,728    68,450                    Sole     68,450
ishares Regional Bank In    common   464288778     292    11,450                    Sole     11,450
ishares S&P Natl Muni       common   464288414     370     3,300                    Sole      3,300
ishares Technology Index    common   464287721     981    12,925                    Sole     12,925
Johnson & Johnson           common   478160104   2,824    40,975                    Sole     40,975
Kimberly Clark              common   494368103   2,483    28,950                    Sole     28,950
Lincoln Natl Corp           common   534187109     536    22,176                    Sole     22,176
3M                          common   604059105   1,918    20,758                    Sole     20,758
McDonalds Corp              common   580135101   2,156    23,502                    Sole     23,502
McKesson Corp               common   58155Q103   1,374    15,975                    Sole     15,975
MetLife                     common   59156R108     260     7,550                    Sole      7,550
Microsoft                   common   594918104   2,100    70,574                    Sole     70,574
Nextera Energy              common   65339F101     770    10,950                    Sole     10,950
Nextern Energy 5.7 Pfd     preferred 65339K605     537    20,000                    Sole     20,000
Norfolk Southern            common   655844108   2,017    31,694                    Sole     31,694
Nuveen Municipal Value      common   670928100   2,427   232,880                    Sole    232,880
Oracle                      common   68389X105     793    25,200                    Sole     25,200
PepsiCo                     common   713448108   4,156    58,731                    Sole     58,731
Pfizer                      common   717081103     433    17,405                    Sole     17,405
Philip Morris Intl          common   718172109     634     7,053                    Sole      7,053
Pimco Total Return Fund     common   72201R775   1,789    16,450                    Sole     16,450
Pinnacle Bankshares         common   72345E102     154    18,996                    Sole     18,996
Plum Creek Timber           common   729251108     829    18,900                    Sole     18,900
PNC 5.375% Preferred       preferred 693475832     521    20,950                    Sole     20,950
Powershares QQQ Trust       common   73935A104   1,599    23,325                    Sole     23,325
Procter & Gamble            common   742718109   5,843    84,248                    Sole     84,248
Qualcomm                    common   747525103   1,343    21,500                    Sole     21,500
Rogers Communications       common   775109200     655    16,225                    Sole     16,225
SPDR Energy Sector          common   81369Y506     263     3,575                    Sole      3,575
SPDR Short Term Muni Bd     common   78464A425     512    20,900                    Sole     20,900
SPDR Tr I Unit Ser 1        common   78462F103     720     5,004                    Sole      5,004
SPDR Utilities Sector       common   81369Y886   1,150    31,600                    Sole     31,600
Southern Co                 common   842587107   2,340    50,780                    Sole     50,780
Starbucks Corp              common   855244109     839    16,550                    Sole     16,550
Starwood Hotels             common   85590A401     643    11,100                    Sole     11,100
SunTrust Bank               common   867914103     214     7,579                    Sole      7,579
Thermo Fisher Scientific    common   883556102     463     7,875                    Sole      7,875
US Bancorp 6.5% Pfd        preferred 902973833     498    17,100                    Sole     17,100
Union Pacific               common   907818108     812     6,840                    Sole      6,840
United Parcel Service       common   911312106   1,313    18,350                    Sole     18,350
United Technologies         common   913017109   4,457    56,924                    Sole     56,924
Vanguard Div Apprec ETF     common   921908844   3,443    57,697                    Sole     57,697
Vanguard Total Bond ETF     common   921937835   3,040    35,700                    Sole     35,700
Ventas                      common   92276F100   3,298    52,975                    Sole     52,975
Verizon                     common   92343V104   5,093   111,771                    Sole    111,771
Vodafone Group              common   92857W209     690    24,225                    Sole     24,225
Walt Disney                 common   254687106   1,251    23,925                    Sole     23,925
Washington Real Estate      common   939653101     617    23,000                    Sole     23,000
Wells Fargo                 common   949746101     394    11,408                    Sole     11,408
                                               146,008 2,795,769                          2,795,769